NON-CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets

	September 30, 2024	December 31, 2023
Other receivable	11,137	11,047
Rent deposits	12,925	23,941
Security deposits	5,491	5,491
Total Non-current assets	29,553	40,479

	December 31, 2023 (Audited)	December 31, 2022 (Audited)
Other Receivable	$11,047	$10,668
Rent Deposits	23,941	11,016
Security Deposits	5,491	5,491
Non-Current Assets	$40,479	$27,175